Eaton Vance

Focused Growth Opportunities Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)	10,190	$3,731,374
Hexcel Corp.	36,590	2,913,662

		$6,645,036

Auto Components — 2.6%
Aptiv PLC	77,372	$7,263,683

		$7,263,683

Banks — 3.0%
Bank of America Corp.	258,899	$8,626,515

		$8,626,515

Biotechnology — 3.0%
Argenx SE ADR(1)(2)	27,795	$4,115,050
Blueprint Medicines Corp.(1)	53,638	4,400,461

		$8,515,511

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	44,385	$2,807,795

		$2,807,795

Capital Markets — 1.3%
Charles Schwab Corp. (The)	71,874	$3,557,763

		$3,557,763

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	44,065	$3,990,086

		$3,990,086

Communications Equipment — 1.2%
Arista Networks, Inc.(1)	18,004	$3,513,121

		$3,513,121

Electrical Equipment — 2.2%
AMETEK, Inc.	62,112	$6,149,709

		$6,149,709

Electronic Equipment, Instruments & Components — 2.8%
Zebra Technologies Corp., Class A(1)	31,544	$7,915,651

		$7,915,651

Energy Equipment & Services — 1.3%
Schlumberger, Ltd.	97,924	$3,544,849

		$3,544,849

Entertainment — 2.6%
Walt Disney Co. (The)	48,409	$7,337,836

		$7,337,836

Health Care Equipment & Supplies — 5.5%
Boston Scientific Corp.(1)	173,153	$7,488,867

Security	Shares	Value
Intuitive Surgical, Inc.(1)	13,675	$8,107,908

		$15,596,775

Health Care Providers & Services — 2.1%
Anthem, Inc.	20,340	$5,871,344

		$5,871,344

Hotels, Restaurants & Leisure — 2.9%
Planet Fitness, Inc., Class A(1)	57,286	$4,234,581
Wynn Resorts, Ltd.	32,001	3,867,321

		$8,101,902

Interactive Media & Services — 12.5%
Alphabet, Inc., Class C(1)	17,751	$23,164,345
Facebook, Inc., Class A(1)	60,409	12,180,871

		$35,345,216

Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc.(1)	12,510	$22,528,008

		$22,528,008

IT Services — 11.1%
GoDaddy, Inc., Class A(1)	85,003	$5,642,499
PayPal Holdings, Inc.(1)	52,817	5,704,764
Visa, Inc., Class A	109,131	20,135,761

		$31,483,024

Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(1)	41,152	$2,670,353

		$2,670,353

Pharmaceuticals — 5.5%
AstraZeneca PLC ADR	66,993	$3,247,821
Bristol-Myers Squibb Co.	92,579	5,271,448
Merck & Co., Inc.	81,322	7,089,652

		$15,608,921

Semiconductors & Semiconductor Equipment — 5.7%
Micron Technology, Inc.(1)	108,483	$5,154,028
QUALCOMM, Inc.	133,095	11,120,087

		$16,274,115

Software — 17.6%
Adobe, Inc.(1)	28,271	$8,750,723
Intuit, Inc.	31,554	8,169,015
Microsoft Corp.	97,212	14,715,953
SailPoint Technologies Holding, Inc.(1)	148,200	3,709,446
salesforce.com, Inc.(1)	62,496	10,179,973
Zscaler, Inc.(1)(2)	80,287	4,185,361

		$49,710,471

Specialty Retail — 3.6%
Lowe’s Cos., Inc.	87,039	$10,210,545

		$10,210,545

Total Common Stocks (identified cost $204,189,382)		$283,268,229

Rights — 0.3%

Security	Shares	Value
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(1)	330,000	$709,500

Total Rights (identified cost $699,686)		$709,500

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.82%(4)	89,793	$89,793

Total Short-Term Investments (identified cost $89,793)		$89,793

Total Investments — 100.4% (identified cost $204,978,861)		$284,067,522

Other Assets, Less Liabilities — (0.4)%		$(1,131,091)

Net Assets — 100.0%		$282,936,431

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at November 30, 2019. The aggregate market value of securities on loan at November 30, 2019 was $6,855,333 and the total market value of the collateral received by the Fund was $6,957,177, comprised of non-cash U.S. Government and/or agencies securities.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

CVR	-	Contingent Value Rights

The Fund did not have any open derivative instruments at November 30, 2019.

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $89,793, which represents less than 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.82%	$5,068,929	$90,898,311	$(95,876,326)	$(1,115)	$(6)	$89,793	$33,987	89,793

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$283,268,229	*	$—	$—	$283,268,229
Rights	709,500		—	—	709,500
Short-Term Investments	—		89,793	—	89,793
Total Investments	$283,977,729		$89,793	$—	$284,067,522

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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